Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for Operating Lease	Jun. 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 6 months 25 days
Weighted average discount rate	4.20%